FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%	10.00%
Euro | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ (2)	$ (18)
Effect on other comprehensive income		132
Euro | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	3	20
Effect on other comprehensive income		(145)
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(32)	44
Effect on other comprehensive income	70
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	35	(48)
Effect on other comprehensive income	(77)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(76)	(69)
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	83	76
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(19)	(27)
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	20	30
Georgian Lari | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(34)	(32)
Georgian Lari | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	37	35
Other currencies | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	0	(11)
Other currencies | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 0	$ 12